Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash		$ 672,769
Due from related parties		17,800
Subscription receivable	11,190
Prepaid expenses and other current assets	30,119	18,968
Total Current Assets	41,309	709,537
OTHER ASSETS:
Property and equipment, net	9,604	10,702
Security deposit	6,400	6,400
Total Assets	57,313	726,639
CURRENT LIABILITIES:
Convertible debt, net	54,688
Line of credit	99,741	49,708
Bank overdraft	812
Accounts payable	213,616	102,273
Accrued liabilities	108,034	19,277
Derivative liabilities	402,055
Due to related party	5,000
Total Current Liabilities	883,946	171,258
Commitments and contingencies (Note 9)
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock, $0.0001 par value; 20,000,000 authorized; Series A Preferred stock ($0.0001 par value; 1,000,000 shares authorized; 1,000,000 and 1,000,000 issued and outstanding at December 31, 2016 and 2015, respectively)	100	100
Common stock: $.0001 par value, 500,000,000 shares authorized; 60,807,846 and 57,107,809 issued and outstanding at December 31, 2016 and 2015, respectively	6,081	5,711
Additional paid-in capital	2,310,037	1,678,789
Accumulated deficit	(3,142,851)	(1,129,219)
Total Stockholders' Equity (Deficit)	(826,633)	555,381
Total Liabilities and Stockholders' Equity (Deficit)	$ 57,313	$ 726,639